Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Details Of The Company's Principal Consolidated Subsidiaries

Details of the Company’s principal consolidated subsidiaries as of December 31, 2012 were as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company	Principal Activities
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%	Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%	Development and sale of software applications
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.9%	Research and development of medical equipments and related products
Zhejiang Greenlander Info. Tech Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Hunan Changsha Tiandiren Biotech Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Wuhan Dragonbio Surgical Implant Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Shanghai Medical Optical Instruments Factory Co., Ltd	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
MR Holdings (HK) Limited	Hong Kong	100%	Investment holding
MR Investments (HK) Limited	Hong Kong	100%	Sales and marketing of medical equipment
Mindray Global Limited	BVI	100%	Investment holding
Mindray Research and Development Limited	BVI	100%	Investment holding
Mindray DS USA Inc.	United States	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment
Mindray Medical Sweden AB	Sweden	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment
Mindray Medical France SARL	France	100%	Sales and marketing of medical equipment
Facai Immobilier	France	100%	Property holding
Mindray Medical Germany GmbH	Germany	100%	Sales and marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%	Sales and marketing of medical equipment
Mindray Medical Espana S.L.	Spain	100%	Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Sales and marketing of medical equipment
Mindray—Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Marketing of medical equipments
Mindray Medical Colombia S.A.S	Colombia	100%	Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%	Marketing of medical equipment
Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding
Mindray Medical India Private Limited	India	100%	Sales and marketing of medical equipment
PT Mindray Medical Indonesia	Indonesia	100%	Sales and marketing of medical equipment
Mindray Medical Thailand Limited	Thailand	100%	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment
Mindray Medical Vietnam Company Limited	Vietnam	100%	Marketing of medical equipment